12. Stockholders' Equity (Tables) (September 30, 2019)	9 Months Ended
Sep. 30, 2019
Stockholder's equity:
Stock option assumptions
Risk free interest rate	1.74%
Expected term (years)	6.25 years
Expected volatility	36%
Expected dividends	0.0

Option activity
		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs)	Value

Outstanding, January 1, 2019	–	–
Granted	400,000	$5.66
Exercised	–	–
Expired	–	–
Forfeited	–	–
Outstanding, September 30, 2019	400,000	$5.66	9.97	$–

Exercisable, September 30, 2019	–	$–	–	$–

Warrant activity
	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Life in Years	Intrinsic Value

Outstanding, December 31, 2018	3,800,003	$11.50
Issued	14,837,000	$11.50
Exercised	–	–
Cancelled	–	–
Outstanding, September 30, 2019	18,637,003	$11.50	4.9	$–

Exercisable, September 30, 2019	18,637,003	$11.50	4.9	$–

Equity Purchase option activity
	Number of	Weighted	Weighted
	Equity	Average	Average
	Purchase	Exercise	Remaining	Intrinsic
	Options	Price	Term (Yrs)	Value

Outstanding, January 1, 2019	–	–
Granted	600,000	$11.50
Exercised	–	–
Expired	–	–
Forfeited	–	–
Outstanding, September 30, 2019	600,000	$11.50	3.0	$–

Exercisable, September 30, 2019	600,000	$11.50	3.0	$–